Share-based compensation- Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2026 USD ($) aniversary tranche shares	Mar. 31, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares receivable, per share based payments option (in shares) | shares		1
Number of aniversaries | aniversary		4
Number of quarterly tranches | tranche		8
Fair value of stock options granted		$ 78,042	$ 76,554
Fair value of stock options forfeited		54,007	51,026
Total share-based compensation and related payroll taxes		58,897	56,578
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation and related payroll taxes		57,015	55,605
Unrecognized expense		$ 32,476	$ 34,076
Amortization period, unrecognized expense		1 year 3 months 25 days	1 year 3 months 21 days
Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved, percentage of shares outstanding	0.15
Amended and restated Omnibus Plan and legacy option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		20,981,071
Omnibus Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Key management personnel of entity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		36 months
Omnibus Incentive Plan | Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		48 months
Omnibus Incentive Plan | PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		3 years
Omnibus Incentive Plan | First anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Omnibus Incentive Plan | First anniversary | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
ShopKeep plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		1,226,214